                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5582

                            Oppenheimer Cash Reserves
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 04/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                           Principal
                                                            Amount           Value
                                                         ------------   ---------------
CERTIFICATES OF DEPOSIT--33.4%
DOMESTIC CERTIFICATES OF DEPOSIT--3.4%
Chase Bank USA NA:
0.55%, 6/8/09                                            $ 38,800,000   $    38,800,000
0.55%, 6/15/09                                             23,700,000        23,700,000
                                                                        ---------------
                                                                             62,500,000
                                                                        ---------------
YANKEE CERTIFICATES OF DEPOSIT--30.0%
Bank of Nova Scotia, Houston, TX:
0.55%, 5/13/09                                             12,000,000        12,000,000
1.516%, 9/4/09(1)                                          17,000,000        17,000,000
1.571%, 9/8/09(1)                                          25,000,000        25,000,000
BNP Paribas, New York:
0.73%, 6/25/09                                              5,000,000         5,000,000
0.73%, 7/8/09                                               2,500,000         2,500,000
0.79%, 6/22/09                                             20,000,000        20,000,000
0.80%, 6/5/09                                              16,600,000        16,600,000
1%, 5/12/09                                                40,000,000        40,000,000
1%, 5/20/09                                                 6,500,000         6,500,000
Calyon, New York:
0.38%, 5/29/09                                              6,000,000         6,000,000
0.52%, 5/5/09                                              20,000,000        20,000,000
0.52%, 5/5/09                                               5,800,000         5,800,000
0.52%, 5/8/09                                              25,000,000        25,000,000
Deutsche Bank AG, New York, 0.37%, 5/13/09                 30,000,000        30,000,000
National Australia Funding
   (Delaware), Inc., 0.57%, 7/9/09                         13,000,000        13,000,000
Nordea Bank Finland plc, New York, 0.51%, 6/19/09           3,000,000         3,000,041
Rabobank Nederland NV, New York:
0.70%, 5/4/09                                               8,700,000         8,700,000
0.75%, 6/19/09                                              5,500,000         5,500,000
0.75%, 6/24/09                                             18,000,000        18,000,000
0.75%, 6/30/09                                              7,500,000         7,500,000
0.80%, 7/7/09                                               1,000,000         1,000,000
1.25%, 6/16/09                                             30,000,000        30,000,000
Royal Bank of Canada, New York:
0.75%, 7/27/09                                             35,000,000        35,000,000
0.90%, 9/4/09                                              25,000,000        25,000,000
1.441%, 8/7/09(1)                                          17,000,000        17,000,000
Societe Generale North America, Inc.:
0.66%, 7/13/09                                             30,000,000        30,000,000
0.66%, 7/22/09                                             30,000,000        30,000,000
0.705%, 7/14/09                                            16,500,000        16,500,000
1%, 5/5/09                                                  1,750,000         1,750,000
Toronto Dominion Bank, New York:
0.90%, 9/30/09                                             20,000,000        20,000,000
1.15%, 8/20/09                                              9,500,000         9,504,324
1.47%, 11/12/09                                            20,000,000        20,000,000
1.50%, 11/3/09                                             31,000,000        31,000,000
                                                                        ---------------
                                                                            553,854,365
                                                                        ---------------
Total Certificates of Deposit (Cost $616,354,365)                           616,354,365
                                                                        ---------------


                          1 | Oppenheimer Cash Reserves

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                           Principal
                                                            Amount           Value
                                                         ------------   ---------------
DIRECT BANK OBLIGATIONS--20.6%
Bank of America NA, 1.397%, 7/6/09(1)                    $ 10,000,000   $     9,988,013
Bank of Nova Scotia, Houston, TX, 0.55%, 5/4/09            37,600,000        37,598,277
Calyon North America, Inc., 0.495%, 5/15/09                20,000,000        19,996,150
Commonwealth Bank, 0.51%, 7/24/09                          25,000,000        24,970,250
HSBC USA, Inc., 1.638%, 8/14/09(1)                         65,000,000        64,898,823
National Australia Funding (Delaware), Inc.:
0.48%, 7/23/09(2)                                           6,600,000         6,592,696
0.48%, 7/24/09(2)                                          17,900,000        17,879,952
0.54%, 7/1/09(2)                                           16,000,000        15,985,089
0.55%, 7/6/09(2)                                           22,000,000        21,977,817
0.69%, 5/6/09(2)                                           14,000,000        13,998,658
Nordea North America, Inc.:
0.51%, 7/2/09                                              14,000,000        13,987,703
0.55%, 6/17/09                                             28,050,000        28,028,135
0.67%, 6/10/09                                             25,000,000        24,981,389
0.73%, 6/8/09                                              13,000,000        12,989,983
0.78%, 6/3/09                                               7,500,000         7,494,638
Rabobank USA Financial Corp., 0.75%, 7/7/09                22,000,000        21,969,292
Royal Bank of Canada, 1.331%, 7/15/09(1)                   13,000,000        13,000,000
Toronto Dominion Bank, New York, 0.90%, 9/14/09            11,900,000        11,900,000
US Bank NA, 0.90%, 8/21/09                                 11,000,000        11,000,000
                                                                        ---------------
Total Direct Bank Obligations (Cost $379,236,865)                           379,236,865
                                                                        ---------------
SHORT-TERM NOTES--44.5%
DIVERSIFIED FINANCIAL SERVICES--2.0%
General Electric Capital Services:
0.55%, 7/27/09                                             25,000,000        24,966,771
0.55%, 7/28/09                                              8,450,000         8,438,639
General Electric Co., 0.37%, 6/26/09                        3,700,000         3,697,122
                                                                        ---------------
                                                                             37,102,532
                                                                        ---------------
INSURANCE--1.6%
Jackson National Life Global Funding, Series 2004-6,
   0.541%, 8/15/09(1,3)                                     5,000,000         5,000,000
Security Life of Denver, 2.976%, 9/8/09(1,3)                7,000,000         7,000,000
United of Omaha Life Insurance Co., 1.009%, 12/28/09(1)    18,000,000        18,000,000
                                                                        ---------------
                                                                             30,000,000
                                                                        ---------------
LEASING & FACTORING--5.4%
American Honda Finance Corp.:
1.364%, 5/5/09(1,4)                                        14,000,000        14,000,000
1.459%, 9/18/09(1,4)                                       23,000,000        23,000,000
MMJK Properties LLC, 1.78%, 5/1/09(1)                       5,400,000         5,400,000
Toyota Motor Credit Corp.:
0.30%, 5/19/09                                              8,400,000         8,398,740
0.30%, 5/22/09                                             37,600,000        37,593,420
0.30%, 5/28/09                                             10,800,000        10,797,570
                                                                        ---------------
                                                                             99,189,730
                                                                        ---------------


                          2 | Oppenheimer Cash Reserves

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                           Principal
                                                            Amount           Value
                                                         ------------   ---------------
MUNICIPAL--5.0%
Anchor Holdings II LLC Nts., Series 2001, 3%,
   5/15/09(1)                                            $  5,740,000   $     5,740,000
Atmore, AL Special Purpose Warrants, Industrial Park
   Project, Series 04B, 1.50%, 5/1/09(1)                    3,160,000         3,160,000
Berkley Realty Co. LLC Bonds, Series 2002A, 1.50%,
   5/1/09(1)                                                2,840,000         2,840,000
Berks Medical Realty LP Revenue Bonds, Series 2001,
   1.50%, 5/1/09(1)                                         3,885,000         3,885,000
Capital One Funding Corp., Series 2000B, 0.97%,
   5/1/09(1)                                                5,403,000         5,403,000
Chicago, IL Tax Increment Allocation Bonds, Near North
   Redevelopment Project, Sr. Lien, Series 1999B,
   1.10%, 5/1/09(1)                                         3,000,000         3,000,000
Cincinnati Baseball Museum Nts., Series 2004, 1.75%,
   5/1/09(1)                                                9,220,000         9,220,000
Columbus, GA Development Authority Revenue Bonds, MAC
   Property LLC Project, Series 2007, 1.50%, 5/1/09(1)      1,735,000         1,735,000
CT Development Authority Industrial Development Bonds,
   Latex Foam International Project, Series 2002,
   1.50%, 1/1/10(1)                                         1,845,000         1,845,000
Dothan, AL Industrial Development Board Bonds,
   Dunbarton Project, Series 1999, 1.50%, 5/1/09(1)         3,050,000         3,050,000
FL Orthopaedic Institute Surgery Center LLC Bonds,
    Series 2001, 1.50%, 5/1/09(1)                           2,830,000         2,830,000
Intrepid Museum Foundation Revenue Bonds, Series 2006,
   1.218%, 5/1/09(1)                                        7,080,000         7,080,000
Mountain Agency, Inc. (The), Series 2003, 4.20%,
   5/1/09(1)                                               13,645,000        13,645,000
MS Business Finance Corp. Revenue Bonds, Signal
   International LLC Project, Series 2004, 1.50%,
   5/1/09(1)                                                1,600,000         1,600,000
NJ Economic Development Authority Bonds, MZR Real
   Estate, Series 2007B, 1.50%, 5/1/09(1)                   3,640,000         3,640,000
Norfolk Redevelopment and Housing Authority, East
   Ocean View Project, Series 2002, 1.10%, 5/1/09(1)        1,115,000         1,115,000
Raleigh, NC Certificates of Participation, Series
   2008, 0.75%, 5/1/09(1)                                   4,015,000         4,015,000
Ridgewood Associates Bonds, Series 2005, 1.50%,
   5/1/09(1)                                                3,710,000         3,710,000
Ross Sinclaire Real Estate Trust LLC, 4.20%, 5/1/09(1)      2,355,000         2,355,000
S&S Firestone, Inc., 9.50%, 5/1/09(1)                       4,745,000         4,745,000
Summit Country Day School (The), Inc. Nts., Series
   2003, 3%, 11/1/09(1)                                     3,995,000         3,995,000
Tennis For Charity, Inc. Bonds, Series 2004, 1.17%,
   5/1/09(1)                                                1,640,000         1,640,000
Warren Cnty., KY Industrial Building Revenue Bonds,
   Pan-Ostan Co. Project, Series 2006, 4.20%,
   5/1/09(1)                                                1,000,000         1,000,000
Westchester Cnty. Industrial Development Agency Bonds,
   BWP Distributors, Inc., Series 1997, 1.50%,
   5/1/09(1)                                                1,735,000         1,735,000
                                                                        ---------------
                                                                             92,983,000
                                                                        ---------------
OIL, GAS & CONSUMABLE FUELS--1.4%
Total Capital Canada, 0.50%, 7/16/09                       25,000,000        24,973,608
                                                                        ---------------
PERSONAL PRODUCTS--4.2%
Procter & Gamble International Funding SCA, 1.486%,
   2/8/10(1,2)                                             18,000,000        18,000,000


                          3 | Oppenheimer Cash Reserves

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                           Principal
                                                            Amount           Value
                                                         ------------   ---------------
PERSONAL PRODUCTS CONTINUED
Reckitt Benckiser Treasury Services plc:
1.23%, 6/3/09(2)                                         $ 15,000,000   $    14,983,088
1.24%, 5/1/09(2)                                           13,000,000        13,000,000
1.27%, 6/12/09(2)                                          24,000,000        23,964,440
1.30%, 6/9/09(2)                                            8,000,000         7,988,733
                                                                        ---------------
                                                                             77,936,261
                                                                        ---------------
PHARMACEUTICALS--2.6%
Roche Holdings, Inc., 2.249%, 2/25/10(1)                   47,500,000        47,500,000
                                                                        ---------------
RECEIVABLES FINANCE--22.3%
Barton Capital Corp.:
0.45%, 7/2/09(2)                                            1,607,000         1,605,755
0.65%, 5/1/09(2)                                           17,500,000        17,500,000
Chariot Funding LLC, 0.30%, 5/26/09(4)                     11,900,000        11,895,455
Fairway Finance Corp.:
0.37%, 6/10/09(2)                                          27,500,000        27,488,694
0.42%, 6/8/09(2)                                            3,000,000         2,997,942
0.50%, 7/6/09(2)                                           10,500,000        10,490,183
0.50%, 7/8/09(2)                                           12,500,000        12,488,194
0.61%, 6/17/09(2)                                          15,000,000        14,988,054
Falcon Asset Securitization Co. LLC, 0.55%, 5/11/09(2)     22,300,000        22,296,593
Gemini Securitization Corp.:
0.54%, 7/23/09(2)                                          13,700,000        13,682,944
0.57%, 7/17/09(2)                                           7,000,000         6,991,466
0.60%, 7/2/09(2)                                           15,000,000        14,984,500
0.85%, 6/18/09(2)                                          20,000,000        19,977,333
Legacy Capital LLC:
0.85%, 5/6/09                                              28,000,000        27,996,694
0.85%, 6/1/09                                              18,000,000        17,986,825
Lexington Parker Capital Co. LLC:
0.85%, 5/7/09(2)                                           18,400,000        18,397,393
0.85%, 5/21/09(2)                                          42,000,000        41,980,167
0.85%, 5/26/09(2)                                          15,000,000        14,991,146
Mont Blanc Capital Corp., 0.48%, 5/22/09(2)                 4,500,000         4,498,740
Ranger Funding Co. LLC:
0.67%, 5/18/09(4)                                          31,500,000        31,489,885
0.67%, 5/20/09(4)                                           6,200,000         6,197,808
0.70%, 6/1/09(4)                                           18,000,000        17,989,150
Thunder Bay Funding LLC:
0.50%, 7/1/09(4)                                            9,900,000         9,891,613
0.55%, 6/19/09(4)                                          14,759,000        14,746,929
0.65%, 6/1/09(4)                                           14,676,000        14,667,786


                          4 | Oppenheimer Cash Reserves

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                           Principal
                                                            Amount           Value
                                                         ------------   ---------------
RECEIVABLES FINANCE CONTINUED
Yorktown Capital LLC, 0.72%, 6/11/09(2)                  $ 12,000,000   $    11,990,160
                                                                        ---------------
                                                                            410,211,409
                                                                        ---------------
Total Short-Term Notes (Cost $819,896,540)                                  819,896,540
                                                                        ---------------
U.S. GOVERNMENT AGENCIES--1.6%
Federal Home Loan Bank, 0.88%, 3/12/10(1)
   (Cost $30,000,000)                                      30,000,000        30,000,000
                                                                        ---------------
Total Investments, at Value (Cost $1,845,487,770)               100.1%    1,845,487,770
                                                                        ---------------
Liabilities in Excess of Other Assets                            (0.1)       (1,691,276)
                                                                        ---------------
   Net Assets                                                   100.0%  $ 1,843,796,494
                                                                        ===============

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $411,719,737, or 22.33% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

(3.) Illiquid security. The aggregate value of illiquid securities as of April
     30, 2009 was $12,000,000, which represents 0.65% of the Fund's net assets. See accompanying Notes.

(4.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $143,878,626 or 7.80% of the Fund's net assets as of April 30, 2009.


                          5 | Oppenheimer Cash Reserves

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of April 30, 2009:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                         $           --         $--
Level 2--Other Significant Observable Inputs    1,845,487,770          --
Level 3--Significant Unobservable Inputs                   --          --
                                               --------------         ---
   Total                                       $1,845,487,770         $--
                                               ==============         ===


                          6 | Oppenheimer Cash Reserves

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

"Money market-type" instruments are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on:


                          7 | Oppenheimer Cash Reserves

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

ILLIQUID SECURITIES

As of April 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.


                         8 | Oppenheimer Cash Reserves

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.